Senior Notes and Secured Indebtedness - Details of Notes Payable and Senior Notes (Parenthetical) (Detail)	1 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Sep. 03, 2009	Feb. 24, 2012	Mar. 31, 2013 8 1/2% Senior Notes due November 15, 2020 [Member] Successor [Member]	Dec. 31, 2012 8 1/2% Senior Notes due November 15, 2020 [Member] Successor [Member]	Dec. 31, 2011 8 1/2% Senior Notes due November 15, 2020 [Member] Predecessor [Member]	Nov. 08, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2012 Senior Secured Term Loan [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Nov. 22, 2004 7 5/8% Senior Notes due December 15, 2012 [Member]	Dec. 31, 2012 7 5/8% Senior Notes due December 15, 2012 [Member] Successor [Member]	Dec. 31, 2011 7 5/8% Senior Notes due December 15, 2012 [Member] Predecessor [Member]	Mar. 17, 2003 10 3/4% Senior Notes due April 1, 2013 [Member]	Dec. 31, 2012 10 3/4% Senior Notes due April 1, 2013 [Member] Successor [Member]	Dec. 31, 2011 10 3/4% Senior Notes due April 1, 2013 [Member] Predecessor [Member]	Feb. 06, 2004 7 1/2% Senior Notes due February 15, 2014 [Member]	Dec. 31, 2012 7 1/2% Senior Notes due February 15, 2014 [Member] Successor [Member]	Dec. 31, 2011 7 1/2% Senior Notes due February 15, 2014 [Member] Predecessor [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Sep. 30, 2016		Nov. 15, 2020	Nov. 15, 2020	Nov. 15, 2020		Jan. 31, 2015	Jan. 31, 2015		Dec. 15, 2012	Dec. 15, 2012		Apr. 01, 2013	Apr. 01, 2013		Feb. 15, 2014	Feb. 15, 2014
Debt instrument, interest rate, stated percentage		10.00%	8.50%	8.50%	8.50%	10.25%			7.625%	7.625%	7.625%	10.75%	10.75%	10.75%	7.50%	7.50%	7.50%